Provisions - Summary of Detail of Provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Other Provisions [Line Items]
Current, provisions	$ 269,966	$ 179,266	$ 179,254
Non-Current, provisions	660,305	348,454	258,883
Provisions for Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Current, provisions	232,680	121,042	59,269
Non-Current, provisions	595,810	276,350	203,976
Decomissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Current, provisions	33,498	3,533	1,057
Non-Current, provisions	56,780	11,747	8,912
Provision for Environmental Issues [Member]
Disclosure Of Other Provisions [Line Items]
Current, provisions	280	28,387	103,331
Non-Current, provisions	22	60,184	44,891
Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Current, provisions	3,508	26,304	15,597
Non-Current, provisions	$ 7,693	$ 173	$ 1,104